COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Cost Of Sales
Inventories at the beginning of the year	$ 155	[1]	$ 116	$ 153
Plus: Charges of the year
Purchases of inventories, energy and gas	502		433	153
Salaries and social security charges	79		59	51
Employees benefits	15		13	11
Accrual of defined benefit plans	5		4	4
Works contracts, fees and compensation for services	87		68	55
Property, plant and equipment depreciation	202		194	194
Intangible assets amortization	1		1	5
Right-of-use assets amortization	3		5	1
Energy transportation	8		6	5
Transportation and freights	35		22	20
Consumption of materials	30		26	17
Penalties	1		2
Maintenance	61		52	26
Canons and royalties	89		65	42
Environmental control	5		4	4
Rental and insurance	31		27	23
Surveillance and security	4		3	2
Taxes, rates and contributions	5		4	3
Other	3		6	2
Total charges of the year	1,166		994	618
Exchange differences on translation				8
Less: Inventories at the end of the year	(173)		(155)	(116)
Total cost of sales	$ 1,148		$ 955	$ 663

[1]	It includes impairment loss as a result of the performed recoverability assessment for US$ 2 million as of December 31, 2022 and 2021, acoording with the policy described in Note 4.13.